Nuveen High Yield Municipal Income ETF [Member] Investment Objectives and Goals - Nuveen High Yield Municipal Income ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen High Yield Municipal Income ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide high current income exempt from regular federal income taxes.
Objective, Secondary [Text Block]	Capital appreciation is a secondary objective when consistent with the Fund's primary objective.